Schedule of analysis of trade accounts receivables by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	$ 231,174	$ 229,032
United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	196,316	186,420
Brazil, Brazil Real
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	34,464	41,601
Other currencies [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	$ 394	$ 1,011